Other Operating Income-Net Gain from the Sale of Real Estate - Additional Information (Detail) $ in Thousands, ¥ in Millions	1 Months Ended				12 Months Ended
	Dec. 31, 2014 CNY (¥) Property	Dec. 31, 2014 USD ($) Property	May 31, 2014 CNY (¥)	May 31, 2014 USD ($)	Dec. 31, 2016 USD ($)
Components of Other Operating Income [Line Items]
Other operating income-net gain from the sale of real estate					$ 14,939
Guanghuan Xinwang Co Limited ("Guanghuanxinwang")
Components of Other Operating Income [Line Items]
Number of Floors sold in the same building | Property	3	3
Sale of floors in a building	¥ 160	$ 23,045	¥ 41	$ 5,910
Guanghuan Xinwang Co Limited ("Guanghuanxinwang") | Other Operating Income (Expense)
Components of Other Operating Income [Line Items]
Other operating income-net gain from the sale of real estate					$ 14,939